Financial instruments and risk management - Credit risk - Additional information (Detail) - Credit risk [Member] - Customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Description of customers receivable owing	The Group had approximately [XX] customers (2016: 92 customers) that owed the Group more than US$5 million each and these balances accounted for approximately [XX] per cent (2016: 74 per cent) of all receivables owing. There were [XX] customers (2016: 24 customers) with balances greater than US$20 million accounting for just over [XX] per cent (2016: 42 per cent) of total amounts receivable.
More than US dollar 5 million [member]
Disclosure Of Financial Instruments [Line Items]
Number of customers	115	92
Per cent of receivables	78.00%	74.00%
Greater than US dollar 20 million [member]
Disclosure Of Financial Instruments [Line Items]
Number of customers	23	24
Per cent of receivables	35.00%	42.00%